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[Aetna Letterhead]
                                                        Aetna Inc.
                                                        151 Farmington Avenue
                                                        Hartford, CT  06156-8975

                                                        Katherine K. Gaudreau
                                                        Paralegal
                                                        AFS Law, TS31
December 1, 1999                                        (860) 273-3892
                                                        Fax: (860) 273-3004


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Attention: Filing Desk

Re: Aetna Life Insurance and Annuity Company and its Variable Annuity Account C
    Prospectus Title: Multiple Sponsored Retirement Options
    File Nos.: 333-01107* and 811-2513
    Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 ("Amendment No. 18") for Variable Annuity Account C of Aetna Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 18 which was declared effective on December 1, 1999. The text of Amendment No. 18 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-273-3892.

Very truly yours,

/s/ Katherine K. Gaudreau
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Katherine K. Gaudreau


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*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements:
33-88720; 33-75964 (which had included a combined prospectus for earlier Registration Statements: 33-75958, 33-75960, and 33-75994); 33-75986 (which had included a combined prospectus for earlier Registration Statements: 33-75970, 33-75954, and 33-75956); 33-75982 (which had included a combined prospectus for earlier Registration Statements: 33-75968, 33-75966, 33-75990, and the individual deferred compensation contracts covered by Registration Statement No. 33-75992); and 33-91846 (which had included a combined prospectus for earlier Registration Statement: 33-75976).